Share-based compensation - Fair value assumptions (Details) - LTIP - RSU - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based compensation
Dividend yield (%)	0.72%	0.72%	0.48%
Expected volatility (%)	46.70%	52.90%	54.70%
Risk-free interest rate (%)	3.67%	2.65%	0.34%
Expected term (years)	3 years	3 years	3 years
Weighted average fair value per ordinary share ($)	6.89%	8.90%	8.74%
Weighted average price per ordinary share ($)	$ 7.19	$ 9.37	$ 9.10